FolioBeyond Enhanced Fixed Income Premium ETF

Schedule of Investments

April 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 97.8%		Shares	Value
FolioBeyond Alternative Income and Interest Rate Hedge ETF(a)(b)		80,967	$2,931,006
iShares Mortgage Real Estate ETF		42,548	979,455
SPDR Bloomberg Short Term High Yield Bond ETF(b)		115,306	2,906,864
VanEck High Yield Muni ETF(b)		57,342	2,930,176
			9,747,501

TOTAL EXCHANGE TRADED FUNDS (Cost $9,727,277)			9,747,501

PURCHASED OPTIONS - 0.4%(c)(d)(e)(f)	Notional Amount	Contracts	Value
Put Options - 0.4%
iShares 20+ Year Treasury Bond ETF, Expiration: 8/21/2026; Exercise Price: $82.00	$3,424,800	400	39,800

TOTAL PURCHASED OPTIONS (Cost $39,349)			39,800

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)		208,460	208,460

TOTAL SHORT-TERM INVESTMENTS (Cost $208,460)			208,460

TOTAL INVESTMENTS - 100.3% (Cost $9,975,086)			9,995,761
Liabilities in Excess of Other Assets - (0.3)%			(29,616)
TOTAL NET ASSETS - 100.0%			$9,966,145

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(f)	Non-income producing security.
(g)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

FolioBeyond Enhanced Fixed Income Premium ETF
Schedule of Written Options Contracts
April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (0.5)%(a)(b)	Notional Amount	Contracts	Value
Put Options - (0.5)%
iShares 20+ Year Treasury Bond ETF, Expiration: 8/21/2026; Exercise Price: $83.00	$(3,424,800)	(400)	$(50,200)

TOTAL WRITTEN OPTIONS (Premiums received $48,250)			$(50,200)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The Fund held affiliated securities of the following companies during the period ended April 30, 2026. Transactions during the period in these securities of affiliated companies were as follows:

		Fair Value
Security Name	Share Balance 4/30/2026	Balance 7/31/2025	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Fair Value at 4/30/2026	Dividend Income
FolioBeyond Alternative Income and Interest Rate Hedge ETF	80,967	$3,157,947	$97,669	$(282,927)	$(7,307)	$(34,376)	$2,931,006	$131,382